Financial Liabilities - Summary of Short-term Borrowings (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 0	₩ 113,209
Standard Chartered Bank Korea Limited [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 0	₩ 113,209	$ 94
Standard Chartered Bank Korea Limited [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rate	0